SCHEDULE OF SALES BY PRODUCT TYPE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Product Information [Line Items]
Sales	$ 466,877,569	$ 370,406,840	$ 341,169,426
Biomaterial products [Member]
Product Information [Line Items]
Sales	44,711,325	0	0
Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	422,166,244	370,406,840	341,169,426
Human Albumin [Member] | Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	149,369,846	132,498,791	133,712,663
Human Immunoglobulin For Intravenous Injection [Member] | Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	113,490,790	117,511,797	117,891,410
Other Immunoglobulin Products [Member] | Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	59,470,912	50,147,328	40,105,561
Others [Member] | Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	31,677,439	21,049,636	17,281,111
Placenta Polypeptide [Member] | Biopharmaceutical products [Member]
Product Information [Line Items]
Sales	68,157,257	49,199,288	32,178,681
Artificial Dura Mater [Member] | Biomaterial products [Member]
Product Information [Line Items]
Sales	40,644,561	0	0
Others [Member] | Biomaterial products [Member]
Product Information [Line Items]
Sales	$ 4,066,764	$ 0	$ 0